As filed with the U.S. Securities and Exchange Commission on December 7, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

(a)

Annual Report

September 30, 2022

Distillate U.S. Fundamental Stability & Value ETF

Ticker: DSTL

Distillate International Fundamental Stability & Value ETF

Ticker: DSTX

Distillate Capital ETFs

Distillate U.S. Fundamental Stability & Value ETF

Letters to Shareholders

September 30, 2022 (Unaudited)

Dear Shareholders of Distillate U.S. Fundamental Stability & Value ETF (“DSTL”, “the Fund”),

The year ended September 30, 2022 was a significant shift from the prior year, moving to a market dominated by a focus on rising inflation, fears of its persistence, Federal Reserve Bank tightening and angst over rising interest rates, and associated fears of recession. The U.S. equity market, measured by the S&P 500 Index traded lower, closing 15.5% below levels of a year ago. While near-term challenges look somewhat different than prior periods of economic challenge, it is these episodes that potentially create opportunities for patient investors following a disciplined strategy. Our strategy focuses on quality and valuation, and is designed to take advantage of long-term opportunities by employing a methodology that is applicable to an asset-light economy where accounting distortions have rendered many traditional measurers of valuation less relevant than in the past. The following report covers the fiscal period from October 1, 2021 through September 30, 2022 (the “current fiscal period”).

“Value Investing”, as traditionally defined, has a legacy of focusing on accounting-based measures of book value to judge the relative attractiveness of stock prices. As the economy shifted dramatically over recent decades toward businesses that build intangible assets (such as software, consumer brands or pharmaceuticals), balance sheets fail to capture many such assets and therefore book values have ceased being as effective a metric by which to judge stock price valuations. While that measure of valuation is challenged, we believe paying less for an asset relative to that asset’s fundamentals – or true value – continues to be a rewarding strategy. Our answer is to focus on free cash flow, which we believe offers a better comparison between old companies driven by physical assets and new ones driven more often by R&D. Critically, especially in uncertain times, we aim to reduce portfolio risk by buying the companies most undervalued on this methodology, while also avoiding companies that have volatile fundamentals or excessive debt levels.

The objective of our Fund is to track the performance, before fees and certain expenses, of the Distillate U.S. Fundamental Stability & Value Index (“the Index”). This custom index is designed to include securities with attractive valuations, more stable than average long-term fundamentals and strong balance sheets, from a starting universe of roughly the largest 500 U.S. listed stocks. By avoiding stocks with excessive valuations or poor fundamental characteristics, the Index (and thus, the Fund) aims to outperform a broad benchmark of large U.S. stocks over the long-term.

During the current fiscal period, DSTL declined -8.9% measured by Net Asset Value (the “NAV”), or -8.8%% based on the market price of the Fund shares. This result was significantly better than that of the S&P 500® Index, the Fund’s primary benchmark, which declined -15.5%. The DSTL Index returned -8.6%.

The top contributors to the Fund’s relative performance versus the S&P 500® Index were the Fund’s positions in AbbVie Inc., McKesson Corporation and Cigna Corporation, each of which was up significantly, as well as the Fund’s avoidance of Amazon, which declined -31.2% over the period and is a meaningful weight in the benchmark.

Distillate U.S. Fundamental Stability & Value ETF

Letters to Shareholders
September 30, 2022 (Unaudited) (Continued)

The largest detractors from relative performance in the period were the Fund’s underweight position in Apple Inc., the not-held benchmark holdings of energy companies Exxon Mobil Corporation and Chevron Corporation which outperformed significantly, and the Fund’s position in Comcast Corporation - Class A.

Our Fund holds approximately 100 securities chosen for their attractive rankings on our measures of value and quality. The Fund is rebalanced quarterly along with the Index. As of September 30, 2022, the Fund’s largest five holdings were: Alphabet Inc. – Class A (3.66%), Johnson & Johnson (2.26%), Apple Inc. (2.11%), UnitedHealth Group Inc. (2.06%), and (2.38%), and AbbVie Inc. (1.97%).

DSTL has continued to experience significant growth in assets under management, rising from $374 million to $722 million over the period. We thank you for your continuing support and the trust you place in Distillate’s investment process and the rationale behind our differentiated measures of equity valuation and quality.

Sincerely,

Thomas M. Cole
Chief Executive Officer
Distillate Capital Partners, LLC

Distillate International Fundamental Stability & Value ETF

Letters to Shareholders
September 30, 2022 (Unaudited) (Continued)

Dear Shareholders of Distillate International Fundamental Stability & Value ETF (“DSTX”, “the Fund”),

Thank you for your interest and investment in DSTX. The information presented in this annual report covers the period from October 1, 2021 through September 30, 2022 (the “current fiscal period”).

The Fund is a passively managed ETF that aims to track the performance, before fees and expenses, of the Distillate International Fundamental Stability & Value Index (the “Index”), an index conceived by Distillate Capital Partners LLC. The Index uses proprietary valuation and risk measures with the goal of including only securities with a high degree of fundamental stability, relatively low levels of debt and attractive valuations from a starting universe of mid- and large-capitalization non-U.S. stocks. These measures were designed for today’s economy, where significant levels of intangible investing activity have rendered many traditional measures of value & risk less effective.

Taking their lead from the US markets, international stocks were under significant pressure over the course of the last twelve months. A focus on rising inflation, rising interest rates and the potential for economic declines resulted in reduced earnings expectations and lower valuations. The impact of weakening foreign currencies during the period was an additional significant headwind to U.S. Dollar-based investors such as the Fund.

During the current fiscal period, DSTX declined by -26.3% measured by Net Asset Value (the “NAV”), or -26.2% based on the market price of the Fund shares. This result trailed that of the Morningstar Global Markets ex-US Index, the Fund’s primary benchmark, which declined -25.3% over the same period. The DSTX Index returned -26.0%.

The largest positive contributors to Fund performance during the period were PT Adaro Energy Indonesia Tbk (+71.0%), Tourmaline Oil Corporation (+63.9%), Wheaton Precious Metals Corporation (+30.9%), Compagnie Financiere Richemont SA (+19.2%), and Swedish Match AB (+15.3%). The largest negative contributors to performance in the period were Samsung Electronics Company, Ltd. - GDR (-40.2%), SK hynix, Inc. (-46.0%), Alibaba Group Holding, Ltd. (-31.6%), adidas AG (-58.9%), and Industria de Diseno Textil, SA (-41.9%).

The Fund holds approximately 100 securities chosen for their attractive rankings on Distillate’s proprietary measures of value and quality. The Fund is rebalanced quarterly along with the Index. As of September 30, 2022, the Fund’s largest five holdings were: Roche Holdings AG - ADR (3.15%), Samsung Electronics Company, Ltd - GDR (2.91%), China Shenhua Energy Company, Ltd. – H Shares (2.56%), Alibaba Group Holding, Ltd. (2.34%), and Nippon Telegraph & Telephone Corporation (2.02%).

Distillate Capital ETFs

Letters to Shareholders
September 30, 2022 (Unaudited) (Continued)

We again thank you for your continuing support and the trust you place in Distillate’s investment process and the rationale behind our differentiated measures of equity valuation and quality.

Sincerely,

Thomas M. Cole
Chief Executive Officer
Distillate Capital Partners, LLC

Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible. The Fund has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their NAV. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. The Fund is not actively managed and may be affected by a general decline in market segments related to the index. Unlike mutual funds, ETFs may trade at a premium or discount to their NAV.

Distillate U.S. Fundamental Stability & Value Index – The Index seeks to include the most fundamentally stable and most undervalued stocks from a starting universe of around 500 of the largest U.S. companies. The Index is constructed using objective, rules-based selection criteria based on Distillate Capital’s proprietary fundamental measures of valuation and quality. The Index is rebalanced quarterly and holds approximately 100 securities.

Distillate International Fundamental Stability & Value Index – The Index seeks to include the most fundamentally stable and most undervalued stocks from a starting universe of around 1400 of non-U.S. companies in developed & emerging markets. The Index is constructed using objective, rules-based selection criteria based on Distillate Capital’s proprietary fundamental measures of valuation and quality. The Index is rebalanced quarterly and holds approximately 100 securities.

Standard & Poor’s 500 (S&P 500® Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

Morningstar Global Markets ex-US NR Index – This index measures the performance of the stocks located in the developed and emerging countries across the world (excluding the United States) as defined by Morningstar. Stocks in the index are weighted by their float capital, which removes corporate cross ownership, government holdings and other locked-in shares.

Book Value – refers to the balance sheet value of a company’s assets, less its liabilities.

Price to Book Value – a traditional valuation measure that compares a company’s market price to its balance sheet book value. For example, this can be calculated by dividing a company’s stock price by its book value per share.

Distillate Capital ETFs

Letters to Shareholders
September 30, 2022 (Unaudited) (Continued)

Cash Flow – the amount of cash generated by a business in a given period, commonly calculated by adding depreciation & amortization to net income in the period, less any increase in working capital. This calculation reflects operating cash flow. The term also often refers to free cash flow (see below).

Free Cash Flow – the amount of cash generated be a business in a given period, after subtracting the company’s investment in capital expenditures from operating cash flow. Free cash flow can be used to pay dividends, repurchase shares of the company’s stock, or pay down debt, among other uses.

Fundamental Stability (or Fundamental Volatility) refers to Distillate’s proprietary measure of the long-term variability of a company’s cash flow generation.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the Schedule of Investments on page 9.

Distillate U.S. Fundamental Stability & Value ETF and Distillate International Fundamental Stability & Value ETF are distributed by Quasar Distributors, LLC.

You cannot invest directly in an index.

Distillate U.S. Fundamental Stability & Value ETF

Performance Summary
(Unaudited)

Growth of $10,000

Average Annual Returns September 30, 2022	1 Year	3 Years	Since Inception (10/23/2018)
Distillate U.S. Fundamental Stability & Value ETF— NAV	-8.91%	11.19%	11.57%
Distillate U.S. Fundamental Stability & Value ETF — Market	-8.83%	11.21%	11.58%
Distillate U.S. Fundamental Stability & Value Index	-8.57%	11.64%	12.02%
S&P 500® Index	-15.47%	8.16%	8.95%

This chart illustrates the performance of a hypothetical $10,000 investment made on October 23, 2018 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance; Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. To obtain the most recent month-end performance, go to www.distillatefunds.com or call 800-617-0004. The gross expense ratio as of the most recent prospectus is 0.39%.

Distillate International Fundamental Stability & Value ETF

Performance Summary
(Unaudited)

Growth of $10,000

Average Annual Returns September 30, 2022	1 Year	Since Inception (12/14/2020)
Distillate International Fundamental Stability & Value ETF — NAV	-26.26%	-14.78%
Distillate International Fundamental Stability & Value ETF — Market	-26.19%	-14.77%
Distillate International Fundamental Stability & Value Index	-25.98%	-14.43%
Morningstar Global Markets ex-US Index	-25.34%	-10.59%

This chart illustrates the performance of a hypothetical $10,000 investment made on December 14, 2020 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance; Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. To obtain the most recent month-end performance, go to www.distillatefunds.com or call 800-617-0004. The gross expense ratio as of the most recent prospectus is 0.55%.

Distillate Capital ETFs

Portfolio Allocations
As of September 30, 2022 (Unaudited)

Distillate U.S. Fundamental Stability & Value ETF

Sector	Percentage of Net Assets
Consumer, Non-cyclical	22.5%
Industrial	20.8
Technology	16.3
Consumer, Cyclical	15.2
Communications	14.6
Financial	5.4
Basic Materials	2.9
Energy	2.1
Short-Term Investments	0.2
Other Assets in Excess of Liabilities (a)	0.0
Total	100.0%

Distillate International Fundamental Stability & Value ETF

Sector	Percentage of Net Assets
Consumer, Cyclical	18.5%
Industrial	17.8
Consumer, Non-cyclical	17.2
Technology	14.8
Communications	11.8
Basic Materials	8.4
Energy	7.8
Financial	1.9
Utility	1.0
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	0.4
Total	100.0%

(a)	Represents less than 0.05% of net assets.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
September 30, 2022

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Basic Materials — 2.9%
51,951	Celanese Corporation	$4,693,254
65,520	Eastman Chemical Company	4,655,196
54,457	PPG Industries, Inc.	6,027,845
66,991	Westlake Corporation	5,820,178
		21,196,473
	Communications — 14.6%
276,246	Alphabet, Inc. - Class A (a)	26,422,930
63,240	Arista Networks, Inc. (a)	7,139,164
273,506	Cisco Systems, Inc.	10,940,240
325,821	Comcast Corporation - Class A	9,556,330
197,627	Corning, Inc.	5,735,136
77,542	Etsy, Inc. (a)	7,764,280
36,315	F5, Inc. (a)	5,255,870
83,610	GoDaddy, Inc. - Class A (a)	5,926,277
100,499	Meta Platforms, Inc. - Class A (a)	13,635,704
96,804	Omnicom Group, Inc.	6,107,364
627,209	Warner Bros Discovery, Inc. (a)	7,212,903
		105,696,198
	Consumer, Cyclical — 15.2%
33,202	Advance Auto Parts, Inc.	5,190,801
3,030	AutoZone, Inc. (a)	6,490,048
173,997	BorgWarner, Inc.	5,463,506
33,561	Cummins, Inc.	6,829,999
70,347	Hasbro, Inc.	4,742,795
49,265	Home Depot, Inc.	13,594,184
119,586	LKQ Corporation	5,638,480
56,489	Lowe’s Companies, Inc.	10,609,199
79,906	PACCAR, Inc.	6,687,333
57,320	Polaris, Inc.	5,482,658
86,854	Ross Stores, Inc.	7,319,186
50,929	Target Corporation	7,557,354
25,812	Vail Resorts, Inc.	5,566,100
23,825	Watsco, Inc.	6,133,984

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
September 30, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Consumer, Cyclical — 15.2% (Continued)
52,962	Williams-Sonoma, Inc.	$6,241,572
13,126	WW Grainger, Inc.	6,421,108
		109,968,307
	Consumer, Non-Cyclical — 22.5%
106,012	AbbVie, Inc.	14,227,871
43,837	Amgen, Inc.	9,880,860
36,558	Cigna Corporation	10,143,748
114,804	CVS Health Corporation	10,948,857
19,005	Elevance Health, Inc.	8,632,831
28,506	FleetCor Technologies, Inc. (a)	5,021,902
60,110	Global Payments, Inc.	6,494,885
45,521	HCA Healthcare, Inc.	8,366,305
74,937	Henry Schein, Inc. (a)	4,928,606
76,609	Horizon Therapeutics plc (a)	4,741,331
99,980	Johnson & Johnson	16,332,733
26,092	Laboratory Corporation of America Holdings	5,343,903
22,271	McKesson Corporation	7,569,245
112,946	PayPal Holdings, Inc. (a)	9,721,262
75,622	Robert Half International, Inc.	5,785,083
73,364	Tyson Foods, Inc. - Class A	4,836,889
25,762	United Rentals, Inc. (a)	6,958,831
29,376	UnitedHealth Group, Inc.	14,836,055
25,156	Vertex Pharmaceuticals, Inc. (a)	7,283,668
		162,054,865
	Energy — 2.1%
80,799	Chesapeake Energy Corporation	7,612,074
60,510	Diamondback Energy, Inc.	7,289,034
		14,901,108
	Financial — 5.4%
25,247	Aon plc - Class A	6,762,914
39,579	Arthur J. Gallagher & Company	6,776,716
12,986	BlackRock, Inc.	7,145,936
99,691	Brown & Brown, Inc.	6,029,312

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
September 30, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Financial — 5.4% (Continued)
83,814	CBRE Group, Inc. - Class A (a)	$5,658,283
74,030	Intercontinental Exchange, Inc.	6,688,611
		39,061,772
	Industrial — 20.8%
63,799	3M Company	7,049,790
103,457	A.O. Smith Corporation	5,025,941
57,500	Allegion plc	5,156,600
54,706	AMETEK, Inc.	6,204,207
109,143	Coherent Corporation (a)	3,803,634
250,009	CSX Corporation	6,660,240
54,345	Eaton Corporation plc	7,247,449
60,373	Expeditors International of Washington, Inc.	5,331,540
32,032	FedEx Corporation	4,755,791
95,719	Fortune Brands Home & Security, Inc.	5,139,153
27,181	Generac Holdings, Inc. (a)	4,842,023
32,736	General Dynamics Corporation	6,945,597
46,784	Honeywell International, Inc.	7,811,525
31,552	Hubbell, Inc.	7,036,096
37,168	Illinois Tool Works, Inc.	6,714,399
139,314	Ingersoll Rand, Inc.	6,026,724
123,428	Knight-Swift Transportation Holdings, Inc.	6,039,332
19,594	Lockheed Martin Corporation	7,568,966
45,077	Middleby Corporation (a)	5,777,519
80,323	Owens Corning	6,314,191
42,250	Packaging Corporation of America	4,744,253
26,378	Parker-Hannifin Corporation	6,391,653
29,452	Snap-on, Inc.	5,930,160
47,894	Trane Technologies plc	6,935,530
153,428	WestRock Company	4,739,391
		150,191,704
	Technology — 16.3%
68,628	Amdocs, Ltd.	5,452,495
48,766	Analog Devices, Inc.	6,795,054
110,239	Apple, Inc.	15,235,030

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
September 30, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Technology — 16.3% (Continued)
25,263	Broadcom, Inc.	$11,217,025
96,364	Cognizant Technology Solutions Corporation - Class A	5,535,148
51,138	Electronic Arts, Inc.	5,917,178
82,350	Fidelity National Information Services, Inc.	6,223,190
84,185	Fiserv, Inc. (a)	7,877,190
17,322	Lam Research Corporation	6,339,852
115,782	Microchip Technology, Inc.	7,066,176
142,073	Micron Technology, Inc.	7,117,857
91,094	NetApp, Inc.	5,634,164
62,922	Qorvo, Inc. (a)	4,996,636
66,003	Skyworks Solutions, Inc.	5,628,076
64,401	Teradyne, Inc.	4,839,735
58,701	VMware, Inc. - Class A	6,249,308
19,906	Zebra Technologies Corporation - Class A (a)	5,215,571
		117,339,685
	TOTAL COMMON STOCKS (Cost $841,826,877)	720,410,112

	SHORT-TERM INVESTMENTS — 0.2%
1,100,612	First American Government Obligations Fund - Class X, 2.78% (b)	1,100,612
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,100,612)	1,100,612
	TOTAL INVESTMENTS — 100.0% (Cost $842,927,489)	721,510,724
	Other Assets in Excess of Liabilities — 0.0% (c)	73,113
	NET ASSETS — 100.0%	$721,583,837

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of September 30, 2022.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
September 30, 2022

Shares	Security Description	Value
	COMMON STOCKS — 99.2%
	Australia — 3.0%
65,040	Aurizon Holdings, Ltd.	$144,270
26,032	Lynas Rare Earths, Ltd. (a)	126,534
29,019	Northern Star Resources, Ltd.	146,090
8,712	Sonic Healthcare, Ltd.	171,290
		588,184
	Brazil — 2.1%
21,276	Cia de Saneamento Basico do Estado de Sao Paulo	195,183
46,997	JBS SA	219,308
		414,491
	Canada — 9.4%
38,946	B2Gold Corporation	125,406
2,847	BRP, Inc.	176,305
3,030	CGI, Inc. (a)	229,315
144	Constellation Software, Inc. (a)	201,434
5,543	Gildan Activewear, Inc.	156,701
3,776	Magna International, Inc.	179,058
5,087	Open Text Corporation	135,167
9,944	SSR Mining, Inc. (a)	146,984
2,267	TFI International, Inc.	206,250
5,536	Tourmaline Oil Corporation	289,239
		1,845,859
	China — 8.1%
46,600	Alibaba Group Holding, Ltd. (a)	462,741
59,500	Anhui Conch Cement Company, Ltd. - H-Shares	188,735
167,000	China Feihe, Ltd. (b)	117,008
169,000	China Shenhua Energy Company, Ltd. - H-Shares	504,854
14,400	NetEase, Inc.	217,379
28,000	Zhongsheng Group Holdings Ltd.	111,823
		1,602,540
	Denmark — 1.7%
1,681	DSV AS	198,445
2,830	Pandora AS	133,895
		332,340

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
September 30, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.2% (Continued)
	Finland — 0.9%
4,584	Kone Oyj	$177,878
	France — 11.5%
1,991	Arkema SA	146,443
7,612	Bureau Veritas SA	171,364
1,321	Capgemini SE	214,177
6,807	Cie Generale des Etablissements Michelin SCA	154,409
3,961	Danone SA	188,471
619	Kering SA	278,067
2,149	Legrand SA	140,338
2,434	Safran SA	224,164
2,553	Schneider Electric SE	292,473
8,371	Valeo SA	128,177
3,950	Vinci SA	321,837
		2,259,920
	Germany — 0.8%
1,275	adidas AG	148,488
	Hong Kong — 2.0%
90,000	Geely Automobile Holdings, Ltd.	124,053
265,000	WH Group, Ltd. (b)	167,104
72,000	Xinyi Glass Holdings, Ltd.	104,745
		395,902
	Indonesia — 2.8%
1,135,600	Adaro Energy Indonesia Tbk PT	295,319
891,300	Telkom Indonesia Persero Tbk PT	261,054
		556,373
	Ireland — 1.2%
2,962	Kingspan Group plc	134,466
3,851	Smurfit Kappa Group plc	110,996
		245,462
	Japan — 21.1%
2,800	Advantest Corporation	129,607
13,600	Astellas Pharma, Inc.	180,118
8,800	Chugai Pharmaceutical Company, Ltd.	220,449
4,400	Ebara Corporation	143,936

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
September 30, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.2% (Continued)
	Japan — 21.1% (Continued)
17,800	Isuzu Motors, Ltd.	$196,391
9,300	KDDI Corporation	272,616
9,000	Koito Manufacturing Company, Ltd.	122,553
3,100	Konami Holdings Corporation	143,066
3,900	MatsukiyoCocokara & Company	167,861
3,900	Murata Manufacturing Company, Ltd.	178,692
8,900	Nexon Company, Ltd.	156,916
9,600	NGK Spark Plug Company, Ltd.	169,921
14,800	Nippon Telegraph & Telephone Corporation	399,384
2,800	Nitto Denko Corporation	151,466
5,500	Otsuka Corporation	171,940
8,600	Recruit Holdings Company, Ltd.	247,225
3,000	Secom Company, Ltd.	171,529
2,500	Shin-Etsu Chemical Company, Ltd.	247,504
4,300	Shionogi & Company, Ltd.	207,625
30,000	SoftBank Corporation	299,803
3,300	Trend Micro, Inc.	178,286
		4,156,888
	Mexico — 0.9%
54,814	Grupo Mexico SAB de CV - Series B	185,426
	Netherlands — 1.1%
2,394	BE Semiconductor Industries NV	104,576
4,647	Signify NV (b)	121,232
		225,808
	Norway — 2.1%
6,335	Aker BP ASA	181,727
7,404	Mowi ASA	94,102
15,587	Telenor ASA	142,550
		418,379
	Republic of Korea — 7.0%
746	LG Innotek Company, Ltd.	142,609
2,604	Samsung C&T Corporation	188,379
1,840	Samsung Electro-Mechanics Company, Ltd.	144,042
622	Samsung Electronics Company, Ltd. - GDR	573,484

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
September 30, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.2% (Continued)
	Republic of Korea — 7.0% (Continued)
5,835	SK Hynix, Inc.	$338,917
		1,387,431
	Spain — 1.4%
13,481	Industria de Diseno Textil SA	281,039
	Sweden — 4.1%
9,964	Assa Abloy AB - Class B	188,281
17,283	Atlas Copco AB - Class A	163,213
4,113	Boliden AB	128,440
23,814	Embracer Group AB (a)	142,594
9,714	EQT AB	191,785
		814,313
	Switzerland — 5.2%
2,300	Cie Financiere Richemont SA	220,314
224	Partners Group Holding AG	183,114
15,314	Roche Holding AG - ADR	622,055
		1,025,483
	Taiwan — 0.9%
30,011	United Microelectronics Corporation - ADR	167,161
	Thailand — 1.3%
293,600	PTT plc - NVDR	264,645
	United Kingdom — 10.6%
25,617	Auto Trader Group plc (b)	147,270
6,765	Bunzl plc	208,428
9,207	Burberry Group plc	185,821
40,968	DS Smith plc	117,487
8,693	Hikma Pharmaceuticals plc	132,314
19,633	Howden Joinery Group plc	110,721
136,942	JD Sports Fashion plc	153,173
9,103	Mondi plc	141,653
2,276	Next plc	121,978
7,976	Persimmon plc	110,182
11,711	Smith & Nephew plc	137,331
8,104	Unilever plc - ADR	355,279

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
September 30, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.2% (Continued)
	United Kingdom — 10.6% (Continued)
19,902	WPP plc (a)	$166,624
		2,088,261
	TOTAL COMMON STOCKS (Cost $25,215,405)	19,582,271

	SHORT-TERM INVESTMENTS — 0.4%
85,465	First American Government Obligations Fund - Class X, 2.78% (c)	85,465
	TOTAL SHORT-TERM INVESTMENTS (Cost $85,465)	85,465
	TOTAL INVESTMENTS — 99.6% (Cost $25,300,870)	19,667,736
	Other Assets in Excess of Liabilities — 0.4%	72,637
	NET ASSETS — 100.0%	$19,740,373

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depositary Receipt
(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At September 30, 2022, the value of these securities amounted to $552,614 or 2.80% of net assets.

(c)	Rate shown is the annualized seven-day yield as of September 30, 2022.

The accompanying notes are an integral part of these financial statements.

Distillate Capital ETFs

Statements of Assets and Liabilities
September 30, 2022

	Distillate U.S. Fundamental Stability & Value ETF	Distillate International Fundamental Stability & Value ETF
ASSETS
Investments in securities, at value *	$721,510,724	$19,667,736
Receivable for securities sold	3,681,105	—
Receivable for capital shares sold	933,275	—
Dividends and interest receivable	327,652	82,302
Cash	72	—
Foreign currency, at value*	—	4
Total assets	726,452,828	19,750,042

LIABILITIES
Payable for capital shares redeemed	3,686,250	—
Payable for securities purchased	932,040	—
Management fees payable	250,701	9,669
Total liabilities	4,868,991	9,669

NET ASSETS	$721,583,837	$19,740,373

Net Assets Consist of:
Paid-in capital	$858,555,312	$29,083,228
Total distributable earnings (accumulated deficit)	(136,971,475)	(9,342,855)
Net assets	$721,583,837	$19,740,373

Net Asset Value:
Net assets	$721,583,837	$19,740,373
Shares outstanding ^	19,575,000	1,100,000
Net asset value, offering and redemption price per share	$36.86	$17.95

* Identified cost:
Investments in securities	$842,927,489	$25,300,870
Foreign currency	—	4

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Distillate Capital ETFs

Statements of Operations
For the Year Ended September 30, 2022

	Distillate U.S. Fundamental Stability & Value ETF	Distillate International Fundamental Stability & Value ETF
INCOME
Dividends (1)	$11,344,870	$714,847
Non-cash dividends	—	153,839
Interest	2,971	367
Total investment income	11,347,841	869,053

EXPENSES
Management fees	2,527,050	130,080
Total expenses	2,527,050	130,080

Net investment income (loss)	8,820,791	738,973

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	35,057,726	(3,391,125)
Foreign currency	—	1,798
Change in unrealized appreciation (depreciation) on:
Investments	(146,740,546)	(4,367,086)
Foreign currency translation	—	(2,251)
Net realized and unrealized gain (loss) on investments	(111,682,820)	(7,758,664)
Net increase (decrease) in net assets resulting from operations	$(102,862,029)	$(7,019,691)

(1) Net of foreign withholding taxes	$—	$93,312

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Statements of Changes in Net Assets

	Year Ended September 30, 2022	Year Ended September 30, 2021
OPERATIONS
Net investment income (loss)	$8,820,791	$3,382,979
Net realized gain (loss) on investments	35,057,726	45,221,198
Change in unrealized appreciation (depreciation) on investments	(146,740,546)	9,140,700
Net increase (decrease) in net assets resulting from operations	(102,862,029)	57,744,877

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(8,075,108)	(4,389,202)
Total distributions to shareholders	(8,075,108)	(4,389,202)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	732,799,160	325,456,397
Payments for shares redeemed	(274,052,500)	(184,392,967)
Transaction fees (Note 6)	4	—
Net increase (decrease) in net assets derived from capital share transactions (a)	458,746,664	141,063,430
Net increase (decrease) in net assets	$347,809,527	$194,419,105

NET ASSETS
Beginning of year	$373,774,310	$179,355,205
End of year	$721,583,837	$373,774,310

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	16,775,000	8,375,000
Shares redeemed	(6,325,000)	(4,750,000)
Net increase (decrease)	10,450,000	3,625,000

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Statements of Changes in Net Assets

	Year Ended September 30, 2022	Period Ended September 30, 2021(1)
OPERATIONS
Net investment income (loss)	$738,973	$424,666
Net realized gain (loss) on investments and foreign currency	(3,389,327)	265,010
Change in unrealized appreciation (depreciation) on investments and foreign currency translation	(4,369,337)	(1,266,118)
Net increase (decrease) in net assets resulting from operations	(7,019,691)	(576,442)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(669,811)	(353,200)
Total distributions to shareholders	(669,811)	(353,200)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	4,859,410	28,866,585
Payments for shares redeemed	—	(5,371,385)
Transaction fees (Note 6)	2,080	2,827
Net increase (decrease) in net assets derived from capital share transactions (a)	4,861,490	23,498,027
Net increase (decrease) in net assets	$(2,828,012)	$22,568,385

NET ASSETS
Beginning of year/period	$22,568,385	$—
End of year/period	$19,740,373	$22,568,385

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	200,000	1,100,000
Shares redeemed	—	(200,000)
Net increase (decrease)	200,000	900,000

(1)	Fund commenced operations on December 14, 2020. The information presented is for the period from December 14, 2020 to September 30, 2021.

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended September 30,			Period Ended September 30,
	2022	2021	2020	2019 (1)
Net asset value, beginning of year/period	$40.96	$32.61	$27.86	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.58	0.46	0.44	0.38
Net realized and unrealized gain (loss) on investments (3)	(4.17)	8.51	4.61	2.58
Total from investment operations	(3.59)	8.97	5.05	2.96

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.51)	(0.62)	(0.30)	(0.10)
Total distributions to shareholders	(0.51)	(0.62)	(0.30)	(0.10)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	0.00 (4)	—	—	—

Net asset value, end of year/period	$36.86	$40.96	$32.61	$27.86

Total return	-8.91%	27.68%	18.20%	11.93	%(5)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$721,584	$373,774	$179,355	$43,874

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.39%	0.39%	0.39%	0.39	%(6)
Net investment income (loss) to average net assets	1.36%	1.17%	1.45%	1.55	%(6)
Portfolio turnover rate (7)	78%	73%	58%	69	%(5)

(1)	Commencement of operations on October 23, 2018.
(2)	Calculated based on average shares outstanding during the year/period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended September 30, 2022	Period Ended September 30, 2021(1)
Net asset value, beginning of year/period	$25.08	$25.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.72	0.59
Net realized and unrealized gain (loss) on investments and foreign currency (3)	(7.21)	(0.12)
Total from investment operations	(6.49)	0.47

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.64)	(0.44)
Total distributions to shareholders	(0.64)	(0.44)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	0.00 (4)	0.00	(4)

Net asset value, end of year/period	$17.95	$25.08

Total return	-26.26%	1.78	%(5)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$19,740	$22,568

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.55%	0.55	%(6)
Net investment income (loss) to average net assets	3.12%	2.78	%(6)
Portfolio turnover rate (7)	102%	57	%(5)

(1)	Commencement of operations on December 14, 2020.
(2)	Calculated based on average shares outstanding during the year/period.
(3)

Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Distillate Capital ETFs

Notes to Financial Statements

September 30, 2022

NOTE 1 – ORGANIZATION

Distillate U.S. Fundamental Stability & Value ETF is a diversified series and Distillate International Fundamental Stability & Value ETF is a non-diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Distillate U.S. Fundamental Stability & Value ETF is to track the performance, before fees and expenses, of the Distillate U.S. Fundamental Stability & Value Index. The investment objective of the Distillate International Fundamental Stability & Value ETF is to track the performance, before fees and expenses, of the Distillate International Fundamental Stability & Value Index. Distillate U.S. Fundamental Stability & Value ETF commenced operations on October 23, 2018, and Distillate International Fundamental Stability & Value ETF commenced operations on December 14, 2020.

The end of the reporting period for the Funds is September 30, 2022, and the period covered by these Notes to Financial Statements is the fiscal year ended September 30, 2022 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used.

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2022 (Continued)

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2	–

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	–

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2022 (Continued)

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Distillate U.S. Fundamental Stability & Value ETF
Assets(1)	Level 1	Level 2	Level 3	Total
Common Stocks	$720,410,112	$—	$—	$720,410,112
Short-Term Investments	1,100,612	—	—	1,100,612
Total Investments in Securities	$721,510,724	$—	$—	$721,510,724

Distillate International Fundamental Stability & Value ETF
Assets(2)	Level 1	Level 2	Level 3	Total
Common Stocks	$19,582,271	$—	$—	$19,582,271
Short-Term Investments	85,465	—	—	85,465
Total Investments in Securities	$19,667,736	$—	$—	$19,667,736

(1)	See Schedule of Investments for breakout of investments by sector classifications.
(2)	See Schedule of Investments for breakout of investments by country classifications.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns. Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2022 (Continued)

than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2022 (Continued)

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds at least annually. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enters into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to redemptions in-kind. During the fiscal year ended September 30, 2022, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Distillate U.S. Fundamental Stability & Value ETF	$(48,689,637)	$48,689,637
Distillate International Fundamental Stability & Value ETF	—	—

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2022 (Continued)

During the fiscal year ended September 30, 2022, the Distillate U.S. Fundamental Stability & Value ETF realized $48,689,637 and the Distillate International Fundamental Stability & Value ETF realized $— in net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Distillate Capital Partners, LLC (the “Adviser”) serves as the investment adviser and index provider to the Funds. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”), between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, the Distillate U.S. Fundamental Stability & Value ETF pays the Adviser at an annual rate of 0.39% based on the Fund’s average daily net assets, and the Distillate International Fundamental Stability & Value ETF pays the Adviser at an annual rate of 0.55% based on the Fund’s average daily net assets, calculated daily and paid monthly. The Adviser is responsible for paying the Sub-Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2022 (Continued)

for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follow:

	Purchases	Sales
Distillate U.S. Fundamental Stability & Value ETF	$498,579,582	$498,628,844
Distillate International Fundamental Stability & Value ETF	24,727,346	23,978,472

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follow:

	In-Kind Purchases	In-Kind Sales
Distillate U.S. Fundamental Stability & Value ETF	$731,617,101	$272,601,003
Distillate International Fundamental Stability & Value ETF	4,130,263	—

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2022 (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2022 were as follows:

	Distillate U.S. Fundamental Stability & Value ETF	Distillate International Fundamental Stability & Value ETF
Tax cost of investments	$849,451,491	$25,510,315
Gross tax unrealized appreciation	18,523,435	524,517
Gross tax unrealized depreciation	(146,464,202)	(6,369,417)
Net tax unrealized appreciation (depreciation)	(127,940,767)	(5,844,900)
Undistributed ordinary income	865,602	127,241
Undistributed long-term capital gain	—	—
Other accumulated gain (loss)	(9,896,310)	(3,625,196)
Distributable earnings (accumulated deficit)	(136,971,475)	(9,342,855)

The difference between the cost basis for financial statement and federal income tax purposes is primarily due to timing differences in recognizing losses on wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable year ended September 30, 2022, the Distillate U.S. Fundamental Stability & Value ETF and Distillate International Fundamental Stability & Value ETF did not elect to defer any post-October capital losses or late-year ordinary losses.

As of September 30, 2022, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Distillate U.S. Fundamental Stability & Value ETF	$9,896,310	$—
Distillate International Fundamental Stability & Value ETF	$3,216,833	$408,363

During the fiscal year ended September 30, 2022, there was no capital loss carryforward utilized.

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2022 (Continued)

The tax character of distributions paid by the Funds during the year/period ended September 30, 2022 and September 30, 2021 were as follows:

	Ordinary Income
	Year Ended September 30, 2022	Year/Period Ended September 30, 2021
Distillate U.S. Fundamental Stability & Value ETF	$8,075,108	$4,389,202
Distillate International Fundamental Stability & Value ETF	669,811	353,200

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares for the Distillate U.S. Fundamental Stability & Value ETF, and 50,000 shares for the Distillate International Fundamental Stability & Value ETF, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Distillate U.S. Fundamental Stability & Value ETF is $300, payable to the Custodian. The standard fixed transaction fee for the Distillate International Fundamental Stability & Value ETF is $1,000, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all the costs associated with the

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2022 (Continued)

order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Sector Risk (Distillate U.S. Fundamental Stability & Value ETF only). To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Foreign Securities Risk (Distillate International Fundamental Stability & Value ETF only). Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.

COVID-19 Risk. The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Distillate Capital ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of Distillate Capital ETFs and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Distillate U.S. Fundamental Stability & Value ETF and Distillate International Fundamental Stability & Value ETF (the “Funds”), each a series of ETF Series Solutions, as of September 30, 2022, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of September 30, 2022, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Distillate U.S. Fundamental Stability & Value ETF	For the year ended September 30, 2022	For the years ended September 30, 2022 and 2021	For the years ended September 30, 2022, 2021, 2020, and for the period from October 23, 2018 (commencement of operations) through September 30, 2019
Distillate International Fundamental Stability & Value ETF	For the year ended September 30, 2022	For the year ended September 30, 2022, and for the period from December 14, 2020 (commencement of operations) through September 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Distillate Capital ETFs

Report of Independent Registered Public Accounting Firm
(Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2018.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 23, 2022

Distillate Capital ETFs

Trustees and Officers

(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	55	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	55	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	55	Independent Trustee, PPM Funds (2 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	55	None

Distillate Capital ETFs

Trustees and Officers

(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Alyssa M. Bernard Born: 1988	Vice President	Indefinite term; since 2021	Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018–2021); Attorney, Waddell & Reed Financial, Inc. (2017–2018).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).
Kristen M. Weitzel Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015).
Isabella K. Zoller Born: 1994	Secretary	Indefinite term; since 2021 (other roles since 2020)

Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019); Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018–2019); Law Student (2016–2019).

Vladimir V. Gurevich Born: 1983	Assistant Treasurer	Indefinite term; since 2022	Officer, U.S. Bancorp Fund Services, LLC (since 2021); Fund Administrator, UMB Fund Services, Inc. (2015–2021).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018; 2014-2017).

Distillate Capital ETFs

Trustees and Officers

(Unaudited) (Continued)

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://distillatefunds.com.

Distillate Capital ETFs

Expense Examples

For the Six-Months Ended September 30, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period as indicated in the following Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Distillate Capital ETFs

Expense ExampleS

For the Six-Months Ended September 30, 2022 (Unaudited) (Continued)

Distillate U.S. Fundamental Stability & Value ETF
	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During the Period(1)
Actual	$ 1,000.00	$ 833.73	$1.79
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,023.11	$1.98

Distillate International Fundamental Stability & Value ETF
	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During the Period(2)
Actual	$ 1,000.00	$ 762.51	$2.43
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.31	$2.79

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.39%, multiplied by the average account value during the period, multiplied by 183/365, to reflect the one-half year period.

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.55%, multiplied by the average account value during the period, multiplied by 183/365, to reflect the one-half year period.

Distillate Capital ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Distillate Capital ETFs

Approval of Advisory Agreement & Board Consideration

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Distillate Capital Partners LLC (the “Adviser”) and the Trust, on behalf of the Distillate U.S. Fundamental Stability & Value ETF and Distillate International Fundamental Stability & Value ETF (each, a “Fund” and, together, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of the Funds; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to each Fund; (iv) comparative fee and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, representatives from the Adviser provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting, and deliberated on the approval of the continuation of the Advisory Agreement in light of this information.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and

Distillate Capital ETFs

Approval of Advisory Agreement & Board Consideration

(Unaudited) (Continued)

past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.

The Board also considered other services provided by the Adviser to the Funds, including monitoring the Funds’ adherence to their investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations, as well as monitoring the extent to which each Fund achieves its investment objective as a passively-managed fund. Additionally, the Board considered that the Adviser also serves as the index provider to the Funds, and each Fund tracks an index created by the Adviser and based on the Adviser’s intellectual property.

Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance, for periods ended March 31, 2022, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of comparable ETFs selected by Barrington Partners (the “Peer Group”) as well as with funds in the Fund’s Morningstar category – U.S. Fund Large Blend (the “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results.

Distillate U.S. Fundamental Stability & Value ETF: The Board noted that, for each of the one-year, three-year, and since inception periods ended March 31, 2022, the Fund slightly underperformed its underlying index after taking into account the Fund’s operating expenses. The Board also noted that the Fund outperformed its broad-based benchmark, the S&P 500 Index, for the three-year and since inception periods, but the Fund underperformed the same benchmark for the one-year period. The S&P 500 Index provides an indication of the performance of U.S. large-cap companies.

The Board noted that, for the one-year and three-year periods ended March 31, 2022, the Fund outperformed the median return of its Peer Group and Category Peer Group. The Board also noted that the Fund generally performed within the range of the Selected Peer Group for the one-year period and outperformed all but one of the funds from the Selected Peer Group over the three-year period ended March 31, 2022.

Distillate Capital ETFs

Approval of Advisory Agreement & Board Consideration

(Unaudited) (Continued)

The funds included by the Adviser in the Selected Peer Group include those that focus on value and risk factors. The Board took into consideration the Adviser’s view that the Fund defines these factors very differently in its index methodology.

Distillate International Fundamental Stability & Value ETF: The Board noted that, for each of the one-year and since inception periods ended March 31, 2022, the Fund slightly underperformed its underlying index after taking into account the Fund’s operating expenses. The Board also noted that the Fund significantly underperformed its broad-based benchmark, the Morningstar Global Markets ex-US Index, for the one-year and since inception periods. The Morningstar Global Markets ex-US Index provides an indication of the performance of stocks located in the developed and emerging market countries across the world (excluding the United States).

The Board noted that, for the one-year period ended March 31, 2022, the Fund underperformed the median return of its Peer Group and Category Peer Group. The Board also noted that the Fund generally performed within the lower range of the Selected Peer Group for the one-year period. The funds included by the Adviser in the Selected Peer Group include those that invest internationally and focus on value and risk factors. The Board took into consideration the Adviser’s view that the Fund defines these factors very differently in its index methodology and many of the funds in the Selected Peer Group do not pursue ex-US strategies.

The Board also considered that the Fund commenced operations on December 14, 2020, and thus had been operating for less than two years as of the date of the Meeting, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions.

Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of its own fee and resources.

Distillate U.S. Fundamental Stability & Value ETF: The Board noted that the Fund’s net expense ratio was equal to its unified fee (described above). The Board compared the Fund’s net expense ratio to its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group. The Board noted that the Fund’s net expense ratio was higher than the median net expense ratio, but within the range,

Distillate Capital ETFs

Approval of Advisory Agreement & Board Consideration

(Unaudited) (Continued)

of the funds in the Peer Group and lower than the median net expense ratio of the Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of the funds in its Selected Peer Group.

Distillate International Fundamental Stability & Value ETF: The Board noted that the Fund’s net expense ratio was equal to its unified fee (described above). The Board compared the Fund’s net expense ratio to its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group. The Board noted that the Fund’s net expense ratio was higher than the median net expense ratio, but within the range, of the funds in the Peer Group and lower than the median net expense ratio of the Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of the funds in its Selected Peer Group.

The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the Board would evaluate whether those economies were appropriately shared with Fund shareholders, whether through the structure and amount of the fee or by other means.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Distillate Capital ETFs

Approval of Sub-Advisory Agreements & Board Consideration

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 20-21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) by and among Distillate Capital Partners LLC (the “Adviser”), Vident Investment Advisory, LLC (the “Sub-Adviser”), and the Trust, on behalf of the Distillate U.S. Fundamental Stability & Value ETF and Distillate International Fundamental Stability & Value ETF (each, a “Fund” and, together, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to each applicable Fund; (iv) the extent to which any economies of scale realized by the Sub-Adviser in connection with its services to each Fund are shared with its respective Fund shareholders; (v) any other financial benefits to the Sub-Adviser and its affiliates resulting from services rendered to the Funds; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Sub-Adviser, along with other service providers of the Funds, had provided written updates on the firm over the course of the year with respect to its role as investment sub-adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Sub-Advisory Agreement should be continued. Additionally, representatives from the Sub-Adviser provided an oral overview of the services provided to each Fund by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and business operations. The Board then discussed the Materials and oral presentations that it had received and any other information that the Board received at the Meeting and deliberated on the approval of continuation of the Sub-Advisory Agreement in light of this information.

Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Sub-Adviser’s compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management

Distillate Capital ETFs

Approval of Sub-Advisory Agreements & Board Consideration

(Unaudited) (Continued)

services to the Funds, as well as other series of the Trust. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.

The Board noted the responsibilities that the Sub-Adviser has as each Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it provides sub-advisory services.

Historical Performance. The Board noted that information regarding each Fund’s performance for various time periods had been included in the Materials. The Board considered each Fund’s past investment performance, including for periods ended December 31, 2021. Because each Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which each such Fund tracked its respective index before fees and expenses. The Board noted that, for the one-year and since inception periods, each Fund performed in-line with its underlying index.

Cost of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Funds. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee for each Fund reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other exchange-traded funds managed by the Sub-Adviser. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Funds, taking into account analyses of the Sub-Adviser’s profitability with respect to each Fund at various Fund asset levels.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further noted that because each Fund pays the Adviser a unified fee, any benefits

Distillate Capital ETFs

Approval of Sub-Advisory Agreements & Board Consideration

(Unaudited) (Continued)

from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than such Fund’s respective shareholders. Consequently, the Board determined that it would monitor fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its respective shareholders.

Distillate Capital ETFs

Federal Tax Information

(Unaudited)

For the fiscal year ended September 30, 2022, certain dividends paid by the Funds may be subject to the maximum tax rate of 15.0%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Distillate U.S. Fundamental Stability & Value ETF	100.00%
Distillate International Fundamental Stability & Value ETF	100.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2022 was as follows:

Distillate U.S. Fundamental Stability & Value ETF	100.00%
Distillate International Fundamental Stability & Value ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Distillate U.S. Fundamental Stability & Value ETF	0.00%
Distillate International Fundamental Stability & Value ETF	0.00%

Foreign Tax Credit Pass Through
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the fiscal year ended September 30, 2022. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Distillate U.S. Fundamental Stability & Value ETF	$—	$—	$—
Distillate International Stability & Value ETF	93,312	0.87567034	100.00%

Distillate Capital ETFs

FOREIGN Tax Credit Pass Through

(Unaudited) (Continued)

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Funds’ website at https://distillatefunds.com. The Funds’ portfolio holdings are posted on their website at https://distillatefunds.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at
https://distillatefunds.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Distillate Capital ETFs

Frequency Distribution of Premiums and Discounts

(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at https://distillatefunds.com.

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

Adviser and Index Provider

Distillate Capital Partners, LLC
53 West Jackson Blvd, Suite 530
Chicago, Illinois 60604

Sub-Adviser

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Distillate U.S. Fundamental Stability & Value ETF

Symbol – DSTL
CUSIP – 26922A321

Distillate International Fundamental Stability & Value ETF

Symbol – DSTX
CUSIP – 26922B501

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Distillate U.S. Fundamental Stability & Value ETF

	FYE 9/30/2022	FYE 9/30/2021
Audit Fees	$14,500	$14,500
Audit-Related Fees	$0	$0
Tax Fees	$3,500	$3,000
All Other Fees	$0	$0

Distillate International Fundamental Stability & Value ETF

	FYE 9/30/2022	FYE 9/30/2021
Audit Fees	$15,000	$15,000
Audit-Related Fees	$0	$0
Tax Fees	$3,500	$3,500
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Distillate U.S. Fundamental Stability & Value ETF

	FYE 9/30/2022	FYE 9/30/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Distillate International Fundamental Stability & Value ETF

	FYE 9/30/2022	FYE 9/30/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Distillate U.S. Fundamental Stability & Value ETF

Non-Audit Related Fees	FYE 9/30/2021	FYE 9/30/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Distillate International Fundamental Stability & Value ETF

Non-Audit Related Fees	FYE 9/30/2022	FYE 9/30/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b)	Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1)	Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)	A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	12/06/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	12/06/2022

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	12/06/2022

* Print the name and title of each signing officer under his or her signature.